Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$370,291.22

Principal:
Principal Collections	$9,944,958.24
Prepayments in Full	$3,864,978.21
Liquidation Proceeds	$152,525.66
Recoveries	$90,785.25
Sub Total	$14,053,247.36
Collections	$14,423,538.58

Purchase Amounts:
Purchase Amounts Related to Principal	$43,649.96
Purchase Amounts Related to Interest	$274.99
Sub Total	$43,924.95

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,467,463.53

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	45
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,467,463.53
Servicing Fee	$163,494.98	$163,494.98	$0.00	$0.00	$14,303,968.55
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,303,968.55
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,303,968.55
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,303,968.55
Interest - Class A-4 Notes	$38,284.53	$38,284.53	$0.00	$0.00	$14,265,684.02
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,265,684.02
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$14,242,659.85
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,242,659.85
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$14,224,455.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,224,455.18
Regular Principal Payment	$13,246,221.43	$13,246,221.43	$0.00	$0.00	$978,233.75
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$978,233.75
Residual Released to Depositor	$0.00	$978,233.75	$0.00	$0.00	$0.00

Total		$14,467,463.53

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$13,246,221.43
Total					$13,246,221.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,246,221.43	$98.12	$38,284.53	$0.28	$13,284,505.96	$98.40
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$13,246,221.43	$10.07	$79,513.37	$0.06	$13,325,734.80	$10.13

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$93,758,022.46	0.6945039	$80,511,801.03	0.5963837
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$159,548,022.46	0.1212482	$146,301,801.03	0.1111817

Pool Information
Weighted Average APR	2.270%	2.267%
Weighted Average Remaining Term	23.08	22.33
Number of Receivables Outstanding	15,788	15,202
Pool Balance	$196,193,980.33	$182,050,452.02
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$185,865,675.52	$172,619,454.09
Pool Factor	0.1386041	0.1286122

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$9,430,997.93
Targeted Overcollateralization Amount	$35,748,650.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$35,748,650.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		50	$137,416.24
(Recoveries)		67	$90,785.25
Net Loss for Current Collection Period			$46,630.99
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2852%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			(0.0374)%
Second Prior Collection Period			0.4434%
Prior Collection Period			0.2490%
Current Collection Period			0.2959%
Four Month Average (Current and Prior Three Collection Periods)			0.2377%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,918	$6,597,543.65
(Cumulative Recoveries)			$1,930,578.04
Cumulative Net Loss for All Collection Periods			$4,666,965.61
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3297%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,439.80
Average Net Loss for Receivables that have experienced a Realized Loss			$2,433.25

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.16%	232	$3,934,393.67
61-90 Days Delinquent	0.37%	38	$673,297.07
91-120 Days Delinquent	0.04%	4	$72,199.96
Over 120 Days Delinquent	0.24%	20	$431,134.90
Total Delinquent Receivables	2.81%	294	$5,111,025.60

Repossession Inventory:
Repossessed in the Current Collection Period		12	$211,002.69
Total Repossessed Inventory		16	$310,207.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3924%
Prior Collection Period			0.4244%
Current Collection Period			0.4078%
Three Month Average			0.4082%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6463%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	45

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	78	$1,246,403.22
2 Months Extended	112	$2,066,891.96
3+ Months Extended	42	$734,891.55

Total Receivables Extended	232	$4,048,186.73

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer